UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04692
Emerging Markets Growth Fund, Inc.
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
December 31, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Emerging Markets Growth Fund
Class M
| EMRGX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about Emerging Markets Growth Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/EMGF-M
. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 35	0.69% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 1,249
Total number of portfolio holdings	144
Portfolio turnover rate	22%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXSRX-015-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Emerging Markets Growth Fund
Class F-3
| EMGEX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about Emerging Markets Growth Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/EMGF-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 36	0.72% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 1,249
Total number of portfolio holdings	144
Portfolio turnover rate	22%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-015-0225 © 2025 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Emerging Markets Growth Fund
Class R-6
| REFGX
for the six months ended December 31, 2024
This semi-annual shareholder report contains important information about Emerging Markets Growth Fund (the "fund") for the period from July 1, 2024 to December 31, 2024. You can find additional information about the fund at
capitalgroup.com/EMGF-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 36	0.72% *
*
Annualized
.
Key fund
statistics
Fund net assets (in millions)	$ 1,249
Total number of portfolio holdings	144
Portfolio turnover rate	22%
Portfolio holdings by sector
(percent of net assets)
Availability of additional
information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-015-0225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Emerging Markets Growth Fund
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended December 31, 2024
Lit. No. MFGEFP2-015-0225 © 2025 Capital Group. All rights reserved.

Investment portfolio December 31, 2024unaudited

Common stocks 97.41%		Shares	Value (000)
Asia-Pacific 81.50%
China 30.00%
	Anhui Conch Cement Co., Ltd., Class H	2,715,129	$6,974
	BeiGene, Ltd. (ADR)[1]	128,166	23,674
	BYD Co., Ltd., Class A	196,476	7,598
	BYD Co., Ltd., Class H	125,000	4,262
	China Merchants Bank Co., Ltd., Class H	509,000	2,608
	Chongqing Brewery Co., Ltd., Class A	750,400	6,465
	Contemporary Amperex Technology Co., Ltd., Class A	29,460	1,071
	H World Group, Ltd.[2]	169,400	563
	H World Group, Ltd. (ADR)	587,820	19,416
	Haitian International Holdings, Ltd.	1,766,000	4,803
	Innovent Biologics, Inc.[1]	6,432,500	30,314
	JD Health International, Inc.[1]	1,185,200	4,289
	JD.com, Inc., Class A	324,950	5,638
	Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,470,200	10,614
	Jiangsu Hengrui Medicine Co., Ltd., Class A	3,311,226	20,791
	Kweichow Moutai Co., Ltd., Class A	23,400	4,876
	Legend Biotech Corp. (ADR)[1]	233,566	7,600
	Li Ning Co., Ltd.	785,000	1,652
	Meituan, Class B1	398,000	7,722
	Midea Group Co., Ltd., Class A	1,445,137	14,872
	NetEase, Inc.	1,703,087	30,383
	NetEase, Inc. (ADR)	174,600	15,576
	PDD Holdings, Inc. (ADR)[1]	30,189	2,928
	PICC Property and Casualty Co., Ltd., Class H	3,384,000	5,342
	Ping An Insurance (Group) Company of China, Ltd., Class H	3,912,578	23,028
	Shenzhen Inovance Technology Co., Ltd., Class A	2,945,577	23,583
	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	124,868	4,355
	Shenzhou International Group Holdings, Ltd.	1,151,800	9,080
	Tencent Holdings, Ltd.	1,109,665	59,302
	Trip.com Group, Ltd. (ADR)[1]	184,570	12,673
	Tsingtao Brewery Co., Ltd., Class H	360,000	2,633
			374,685

Hong Kong 0.74%
	AIA Group, Ltd.	848,400	6,137
	Galaxy Entertainment Group, Ltd.	748,000	3,152
			9,289

India 19.78%
	360 ONE WAM, Ltd.	1,041,095	15,193
	Avenue Supermarts, Ltd.[1]	19,025	791
	Bharti Airtel, Ltd.	324,275	6,007
	BSE, Ltd.	87,707	5,456
	Cholamandalam Investment and Finance Co., Ltd.	804,111	11,121
	City Union Bank, Ltd.	2,388,997	4,805
	Coforge, Ltd.	130,255	14,702
	FSN E-Commerce Ventures, Ltd.[1]	1,062,353	2,028
	HCL Technologies, Ltd.	543,254	12,154
	HDFC Bank, Ltd.	520,408	10,765
	ICICI Bank, Ltd.	714,256	10,681
	ITC, Ltd.	880,822	4,973
	Kotak Mahindra Bank, Ltd.	914,739	19,044
	Larsen & Toubro, Ltd.	271,750	11,433
	MakeMyTrip, Ltd.[1]	154,461	17,343
	Mankind Pharma, Ltd.[1]	382,034	12,853
	Maruti Suzuki India, Ltd.	65,038	8,240
	Max Healthcare Institute, Ltd.	1,396,823	18,406
	Shriram Finance, Ltd.	113,564	3,820
	Tata Consultancy Services, Ltd.	219,938	10,491
	Tube Investments of India, Ltd.	88,345	3,682

Emerging Markets Growth Fund	1

Common stocks (continued)		Shares	Value (000)
Asia-Pacific (continued)
India (continued)
	TVS Motor Co., Ltd.	233,377	$6,456
	United Spirits, Ltd.	920,225	17,453
	Varun Beverages, Ltd.	2,581,991	19,197
			247,094

Indonesia 5.54%
	Bank Central Asia Tbk PT	24,659,009	14,778
	Bank Mandiri (Persero) Tbk PT	11,811,600	4,158
	Indofood CBP Sukses Makmur Tbk PT	3,685,400	2,609
	Indosat Tbk PT	84,829,244	13,032
	Map Aktif Adiperkasa Tbk PT	82,420,900	5,509
	PT Bank Syariah Indonesia Tbk	123,109,247	20,756
	Sumber Alfaria Trijaya Tbk PT	13,035,504	2,304
	Telkom Indonesia (Persero) Tbk PT, Class B	36,359,100	6,099
			69,245

Philippines 2.03%
	BDO Unibank, Inc.	3,191,181	7,904
	International Container Terminal Services, Inc.	2,058,260	13,729
	SM Investments Corp.	240,580	3,731
			25,364

South Korea 7.19%
	Coupang, Inc., Class A1	609,148	13,389
	Hana Financial Group, Inc.	439,691	16,814
	JB Financial Group Co., Ltd.	94,594	1,045
	KB Financial Group, Inc.	107,283	6,085
	KT Corp.	64,084	1,915
	KT Corp. (ADR)	93,090	1,445
	KT&G Corp.	50,594	3,657
	Samsung Electronics Co., Ltd.	561,861	20,277
	Samsung Electronics Co., Ltd. (GDR)[3]	4,917	4,474
	SK hynix, Inc.	181,961	20,647
			89,748

Taiwan 14.70%
	Advantech Co., Ltd.	623,000	6,554
	AirTAC International Group	364,904	9,355
	E Ink Holdings, Inc.	283,000	2,332
	LITE-ON Technology Corp.	1,601,000	4,835
	MediaTek, Inc.	600,042	25,764
	Nien Made Enterprise Co., Ltd.	356,000	3,969
	SINBON Electronics Co., Ltd.	59,000	470
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,781,430	123,476
	Voltronic Power Technology Corp.	120,000	6,783
			183,538

Thailand 0.29%
	TISCO Financial Group PCL, foreign registered shares	1,253,320	3,594

Vietnam 1.23%
	Asia Commercial Joint Stock Bank	9,222,645	9,990
	Masan Group Corp.[1]	538,544	1,478
	Vietnam Dairy Products JSC	1,020,500	2,539
	Vinhomes JSC[1]	847,003	1,329
			15,336
	Total Asia-Pacific		1,017,893
Latin America 9.00%
Brazil 3.98%
	AZZAS 2154 SA, ordinary nominative shares	58,713	281
	B3 SA - Brasil, Bolsa, Balcao	2,092,395	3,589
	Banco BTG Pactual SA, units	325,000	1,432
	CCR SA, ordinary nominative shares	4,946,155	8,141
	Estre Ambiental, Inc.[1,3,4]	591,120	— [5]

2	Emerging Markets Growth Fund

Common stocks (continued)		Shares	Value (000)
Latin America (continued)
Brazil (continued)
	Hypera SA, ordinary nominative shares	116,694	$341
	Lojas Renner SA	2,316,448	4,529
	Magazine Luiza SA1	1,743,441	1,828
	Nu Holdings, Ltd., Class A1	118,572	1,228
	Rede D’Or Sao Luiz SA	2,757,931	11,344
	Rumo SA	1,941,702	5,606
	TIM SA	4,804,229	11,329
			49,648

Mexico 5.02%
	América Móvil, SAB de CV, Class B (ADR)	721,931	10,331
	BBB Foods, Inc., Class A1	511,819	14,474
	Corp. Inmobiliaria Vesta, SAB de CV	2,197,241	5,607
	Corp. Inmobiliaria Vesta, SAB de CV (ADR)	73,100	1,871
	Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	443,388	3,816
	Grupo Aeroportuario del Pacífico, SAB de CV, Class B	517,765	9,102
	Grupo Financiero Banorte, SAB de CV, Series O	1,930,425	12,403
	Prologis Property Mexico, SA de CV, REIT	1,843,855	5,121
			62,725
	Total Latin America		112,373
Eastern Europe and Middle East 3.13%
Greece 0.17%
	National Bank of Greece SA	273,000	2,160

Kazakhstan 1.47%
	Halyk Savings Bank of Kazakhstan OJSC (GDR)[3]	694,823	13,495
	Kaspi.kz JSC (ADR)	51,807	4,907
			18,402

Russian Federation 0.00%
	Alrosa PJSC[4]	12,604	— [5]
	Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7,8	43,189,451	— [5]
	Baring Vostok Private Equity Fund IV, LP1,4,6,7,8	23,604,516	— [5]
	Rosneft Oil Co. PJSC[4]	570,845	— [5]
	Sberbank of Russia PJSC[4]	11,761,726	— [5]
			— [5]

Saudi Arabia 0.07%
	Al Rajhi Banking and Investment Corp., non-registered shares	34,590	869

Slovenia 0.82%
	Nova Ljubljanska Banka dd (GDR)	397,148	10,233

United Arab Emirates 0.60%
	Abu Dhabi Islamic Bank PJSC	991,169	3,726
	Adnoc Gas PLC	3,857,234	3,686
			7,412
	Total Eastern Europe and Middle East		39,076
Other markets 1.95%
Norway 0.42%
	Borr Drilling, Ltd.[1]	1,354,682	5,283

United Kingdom 0.00%
	Sedibelo Platinum Mines, Ltd.[1,4]	17,665,800	— [5]

Emerging Markets Growth Fund	3

Common stocks (continued)		Shares	Value (000)
Other markets (continued)

United States 1.53%
	Genpact, Ltd.	113,616	$4,880
	MercadoLibre, Inc.[1]	8,336	14,175
			19,055
	Total Other markets		24,338
Africa 1.83%
Federal Republic of Nigeria 0.37%
	Guaranty Trust Holding Co. PLC	126,924,542	4,686

South Africa 1.46%
	Discovery, Ltd.	498,338	5,143
	MTN Group, Ltd.	2,680,434	13,084
			18,227
	Total Africa		22,913
	Total common stocks (cost: $1,016,727,000)		1,216,593
Preferred securities 0.39%
Asia-Pacific 0.39%
South Korea 0.39%
	Samsung Electronics Co., Ltd., nonvoting preferred shares	161,633	4,847
	Total preferred securities (cost: $6,887,000)		4,847
Rights & warrants 0.22%
Asia-Pacific 0.22%
China 0.22%
	Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/28/2025[1,3]	870,000	1,478
	Midea Group Co., Ltd., warrants, expire 3/19/2025[1,3]	120,130	1,237
			2,715
	Total rights & warrants (cost: $2,564,000)		2,715
Short-term securities 2.66%
Money market investments 2.64%
	Capital Group Central Cash Fund 4.50%[9,10]	329,102	32,917

Money market investments purchased with collateral from securities on loan 0.02%
	BlackRock Liquidity Funds – FedFund, Institutional Shares 4.37%[9,11]	59,987	60
	Capital Group Central Cash Fund 4.50%[9,10,11]	493	49
	Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.42%[9,11]	45,360	45
	Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.43%[9,11]	37,886	38
	State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[9,11]	31,572	32
	Goldman Sachs Financial Square Government Fund, Institutional Shares 4.36%[9,11]	28,415	29

4	Emerging Markets Growth Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Fidelity Investments Money Market Government Portfolio, Class I 4.38%[9,11]	28,415	$28
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.34%[9,11]	25,258	25
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.38%[9,11]	9,472	10
		316
Total short-term securities (cost: $33,228,000)		33,233
Total investment securities 100.68% (cost: $1,059,406,000)		1,257,388
Other assets less liabilities (0.68)%		(8,471)
Net assets 100.00%		$1,248,917
Investments in affiliates10

	Value at 7/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.64%
Money market investments 2.64%
Capital Group Central Cash Fund 4.50% [9]	$36,179	$212,653	$215,946	$26	$5	$32,917	$1,151
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50% [9,11]	—	49 [12]				49	— [13]
Total 2.64%				$26	$5	$32,966	$1,151
Restricted securities8

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP1,4,6,7	10/8/2007-8/29/2019	$25,045	$— [5]	.00%[14]
Baring Vostok Private Equity Fund IV, LP1,4,6,7	4/25/2007-12/28/2020	11,441	— [5]	.00 [14]
Total		$36,486	$— [5]	.00%[14]

[1]	Security did not produce income during the last 12 months.
[2]
All or a portion of this security was on loan. The total value of all such securities was $298,000, which represented .02% of the net assets of the fund. Refer to
Note 5 for more information on securities lending.

[3]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,684,000, which represented
1.66% of the net assets of the fund.

[4]	Value determined using significant unobservable inputs.
[5]	Amount less than one thousand.
[6]
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.

[7]
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

[8]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was less than $1,000, which represented less than .01% of the net assets of the fund.

[9]	Rate represents the seven-day yield at 12/31/2024.
[10]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[11]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[14]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

Emerging Markets Growth Fund	5

Financial statements
Statement of assets and liabilities at December 31, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $298 of investment securities on loan):
Unaffiliated issuers (cost: $1,026,445)	$1,224,422
Affiliated issuers (cost: $32,961)	32,966	$1,257,388
Cash		103
Cash denominated in currencies other than U.S. dollars (cost: $311)		309
Receivables for:
Sales of fund’s shares	188
Dividends	2,160
Currency translations	132
Securities lending income	— *	2,480
		1,260,280
Liabilities:
Collateral for securities on loan		316
Payables for:
Purchases of investments	162
Repurchases of fund’s shares	23
Investment advisory services	676
Services provided by related parties	3
Directors’ deferred compensation	544
Non-U.S. taxes	9,581
Other	58	11,047
Commitments and contingencies†
Net assets at December 31, 2024		$1,248,917
Net assets consist of:
Capital paid in on shares of capital stock		$1,117,288
Total distributable earnings (accumulated loss)		131,629
Net assets at December 31, 2024		$1,248,917
*
Amount less than one thousand.
†
Refer to Note 5 for further information on unfunded commitments.

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (186,734 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$1,127,032	168,443	$6.69
Class F-3	121,874	18,289	6.66
Class R-6	11	2	6.72

Refer to the notes to financial statements.

6	Emerging Markets Growth Fund

Financial statements (continued)
Statement of operations for the six months ended December 31, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $1,270; also includes $1,151 from affiliates)	$10,882
Securities lending income (net of fees)	112
Interest from unaffiliated issuers	22	$11,016
Fees and expenses*:
Investment advisory services	4,199
Transfer agent services	5
Administrative services	18
Reports to shareholders	20
Registration statement and prospectus	44
Directors’ compensation	26
Auditing and legal	163
Custodian	209
State and local taxes	1
Other	8	4,693
Net investment income		6,323
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $2,478):
Unaffiliated issuers	17,305
Affiliated issuers	26
Currency transactions	97	17,428
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $9,449):
Unaffiliated issuers	(10,860)
Affiliated issuers	5
Currency translations	272	(10,583)
Net realized gain (loss) and unrealized appreciation (depreciation)		6,845
Net increase (decrease) in net assets resulting from operations		$13,168
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Statements of changes in net assets

(dollars in thousands)
	Six months ended December 31,	Year ended June 30,
	2024*	2024

Operations:
Net investment income	$6,323	$24,898
Net realized gain (loss)	17,428	(64,150)
Net unrealized appreciation (depreciation)	(10,583)	64,347
Net increase (decrease) in net assets resulting from operations	13,168	25,095
Distributions paid to shareholders	(19,151)	(20,225)
Net capital share transactions	(117,844)	(151,144)
Total increase (decrease) in net assets	(123,827)	(146,274)
Net assets:
Beginning of period	1,372,744	1,519,018
End of period	$1,248,917	$1,372,744
*
Unaudited.
Refer to the notes to financial statements.

Emerging Markets Growth Fund	7

Notes to financial statementsunaudited
1. Organization

Emerging Markets Growth Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.
The fund has three share classes consisting of two retail share classes (Classes M and F-3), and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes M* and F-3	None	None	None
Class R-6	None	None	None
*
Class M shares of the fund are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — In the reporting period, the fund early adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

8	Emerging Markets Growth Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital International, Inc. ("CIInc"), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Emerging Markets Growth Fund	9

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$114,044	$903,849	$—	$1,017,893
Latin America	63,953	48,420	— *	112,373
Eastern Europe and Middle East	4,907	34,169	— *	39,076
Other markets	24,338	—	— *	24,338
Africa	—	22,913	—	22,913
Preferred securities	—	4,847	—	4,847
Rights & warrants	—	2,715	—	2,715
Short-term securities	33,233	—	—	33,233
Total	$240,475	$1,016,913	$— *	$1,257,388
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

10	Emerging Markets Growth Fund

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies  related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.
Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Emerging Markets Growth Fund	11

Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of December 31, 2024, the total value of securities on loan was $298,000, and the total value of collateral received was $316,000, which consisted entirely of cash. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Unfunded commitments — The fund invests in private equity funds that involve unfunded capital commitments, which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined. As of December 31, 2024, the fund’s maximum potential exposure from the unfunded commitment was $3,366,000, which would represent .27% of the net assets of the fund should such commitment become due.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended December 31, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

12	Emerging Markets Growth Fund

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2024, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$15,606
Capital loss carryforward*	(101,172)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of December 31, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$387,438
Gross unrealized depreciation on investments	(163,310)
Net unrealized appreciation (depreciation) on investments	224,128
Cost of investments	1,033,260
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended December 31,	Year ended June 30,
Share class	2024	2024
Class M	$17,322	$18,848
Class F-3	1,829	1,377
Class R-6	— †	— †
Total	$19,151	$20,225
†
Amount less than one thousand.
7. Fees and transactions with related parties

CIInc is the fund’s investment adviser. Capital Client Group, Inc. (“CCG”), the fund’s principal underwriter, and American Funds Service Company® (“AFS”), the fund’s transfer agent are affiliated with CIInc. CIInc, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CIInc that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.618% on the first $15 billion of daily net assets and decreasing to 0.520% on such assets in excess of $20 billion. For the six months ended December 31, 2024, the investment advisory services fees were $4,199,000, which were equivalent to an annualized rate of 0.618% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — Capital Client Group, Inc. (“CCG”), an affiliate of CIInc, is the principal underwriter of the fund’s shares. CCG does not receive any compensation related to the sale of shares of the fund.

Emerging Markets Growth Fund	13

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CIInc under which the fund compensates CIInc for providing administrative services to Class F-3 and R-6 shares. Administrative services are provided by CIInc and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to Class F-3 and R-6 shares. Currently the fund pays CIInc an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to Class F-3 and R-6 shares for CIInc’s provision of administrative services.
For the six months ended December 31, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Transfer agent services	Administrative services
Class M	$4	$—
Class F-3	1	18
Class R-6	— *	— *

Total class-specific expenses	$5	$18
*
Amount less than one thousand.
Directors’ deferred compensation — Directors who were unaffiliated with CIInc may have elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $26,000 in the fund’s statement of operations reflects $3,000 in current fees and a net increase of $23,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CIInc, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by Capital Research and Management Company (“CRMC“), an affiliate of CIInc. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CIInc (or funds managed by certain affiliates of CIInc) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended  December 31, 2024, the fund engaged in such purchase and sale transactions with related funds in the amounts of $5,294,000 and $15,533,000, respectively, which generated $4,082,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CIInc-managed funds (or funds managed by certain affiliates of CIInc), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2024.

14	Emerging Markets Growth Fund

8. Committed line of credit

The fund participates with certain CIInc affiliates in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended December 31, 2024.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended December 31, 2024
Class M	$5,390	770	$5,021	743	$(153,380)	(22,036)	$(142,969)	(20,523)
Class F-3	28,894	4,008	1,827	271	(5,597)	(809)	25,124	3,470
Class R-6	1	— †	— †	— †	— †	— †	1	— †
Total net increase (decrease)	$34,285	4,778	$6,848	1,014	$(158,977)	(22,845)	$(117,844)	(17,053)

Year ended June 30, 2024
Class M	$17,163	2,613	$5,383	829	$(181,370)	(28,536)	$(158,824)	(25,094)
Class F-3	27,627	4,258	1,377	213	(21,325)	(3,265)	7,679	1,206
Class R-6	1	1	— †	— †	— †	— †	1	1
Total net increase (decrease)	$44,791	6,872	$6,760	1,042	$(202,695)	(31,801)	$(151,144)	(23,887)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $293,596,000 and $417,800,000, respectively, during the six months ended December 31, 2024.

Emerging Markets Growth Fund	15

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4,5]	Ratio of expenses to average net assets after reimburse- ments[3,4,5]	Ratio of net income (loss) to average net assets[2,3]
Class M:
12/31/2024[6,7]	$6.74	$.03	$.02	$.05	$(.10 )	$—	$(.10 )	$6.69	.77%[8]	$1,127	.69%[9]	.69%[9]	.94%[9]
6/30/2024	6.67	.12	.05	.17	(.10 )	—	(.10 )	6.74	2.60	1,273.68		.68	1.79
6/30/2023	6.32	.12	.31	.43	(.08 )	—	(.08 )	6.67	6.96	1,429.70		.70	1.87
6/30/2022	10.33	.09	(3.17)	(3.08)	(.10 )	(.83 )	(.93 )	6.32	(31.89)	1,446.79		.76	1.07
6/30/2021	7.81	.11	3.03	3.14	(.08 )	(.54 )	(.62 )	10.33	41.33	2,222.87		.76	1.13
6/30/2020	8.06	.08	.16	.24	(.13 )	(.36 )	(.49 )	7.81	2.64	1,629.86		.78	1.04
Class F-3:
12/31/2024[6,7]	6.71	.03	.02	.05	(.10 )	—	(.10 )	6.66	.75 [8]	122	.72 [9]	.72 [9]	.87 [9]
6/30/2024	6.65	.12	.04	.16	(.10 )	—	(.10 )	6.71	2.42	100.71		.71	1.81
6/30/2023	6.30	.12	.31	.43	(.08 )	—	(.08 )	6.65	6.95	90.73		.73	1.91
6/30/2022	10.30	.08	(3.15)	(3.07)	(.10 )	(.83 )	(.93 )	6.30	(31.90)	57.83		.83	.93
6/30/2021	7.79	.10	3.03	3.13	(.08 )	(.54 )	(.62 )	10.30	41.27	105.89		.89	1.06
6/30/2020	8.05	.08	.15	.23	(.13 )	(.36 )	(.49 )	7.79	2.49	71.89		.89	1.00
Class R-6:
12/31/2024[6,7]	6.76	.03	.03	.06	(.10 )	—	(.10 )	6.72	.89 [8]	— [10]	.72 [9]	.72 [9]	.90 [9]
6/30/2024	6.70	.12	.04	.16	(.10 )	—	(.10 )	6.76	2.40	— [10]	.71	.71	1.82
6/30/2023	6.34	.12	.32	.44	(.08 )	—	(.08 )	6.70	7.06	— [10]	.74	.74	1.85
6/30/2022	10.38	.08	(3.18)	(3.10)	(.11 )	(.83 )	(.94 )	6.34	(32.00)	— [10]	.82	.82	.99
6/30/2021	7.79	.09	3.04	3.13	—	(.54 )	(.54 )	10.38	41.13	— [10]	1.00	.90	.99
6/30/2020	8.05	.06	.17	.23	(.13 )	(.36 )	(.49 )	7.79	2.48	— [10]	.91	.91	.71

	Six months ended December 31, 2024[6,7,8]	Year ended June 30,
		2024	2023	2022	2021	2020
Portfolio turnover rate for all share classes[11]	22%	34%	38%	37%	35%	40%

[1]	Based on average shares outstanding.
[2]
For the year ended June 30, 2020, this reflects the impact of European Union tax reclaims received that resulted in an increase to net investment income. Had the reclaims not been paid, the Class M net investment income per share and ratio of net income to average net assets would have been lower by $.01 and .12 percentage points, respectively. The impact to other share classes would have been similar.

[3]
This column reflects the impact, if any, of certain reimbursements from CIInc. During some of the years shown, CIInc reimbursed a portion of transfer agent services fees and/or reimbursed a portion of miscellaneous fees and expenses.

[4]	This ratio does not include acquired fund fees and expenses.
[5]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $1 million.
[11]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

16	Emerging Markets Growth Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.

Emerging Markets Growth Fund	17

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital International, Inc. (the “investment adviser”) for an additional one-year term through January 31, 2026. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with the investment adviser and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of the investment adviser’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of the investment adviser and the Capital Group organization; the resources and systems the investment adviser devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of the investment adviser’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by the investment adviser to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by the investment adviser in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by the investment adviser have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2024. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been sufficient for renewal of the agreement, and that the investment adviser’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by the investment adviser to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by the investment adviser and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to the investment adviser by the fund.

18	Emerging Markets Growth Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that the investment adviser and its affiliates receive as a result of the investment adviser’s relationship with the fund, including fees for administrative services provided to the investment adviser; fees paid to the investment adviser’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of the investment adviser; and possible ancillary benefits to the investment adviser and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed the investment adviser’s portfolio trading practices, noting that the investment adviser bears the cost of third-party research.  The board and the committee also noted that the investment adviser benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by the investment adviser.  The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to the investment adviser by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding the investment adviser’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered the investment adviser’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for the investment adviser’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared Capital Group’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of the Capital Group organization’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the investment adviser’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between the investment adviser and the fund’s shareholders.

Emerging Markets Growth Fund	19

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Growth Fund, Inc.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 07, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland,

Treasurer and Principal Financial Officer

Date: March 07, 2025